Depreciation Amortization and Impairment - Schedule of Discount Rates and Growth in Perpetuity (Detail) - Colombia [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	12.21%	11.60%
Perpetuity growth rate	6.29%	6.40%
Discount rates	11.99%	11.50%
Perpetuity growth rate	6.50%	6.50%
Range	6.50%	6.50%
Bottom of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Range	11.39%	10.90%
Range (RA/CV)	93.01%	91.80%
Range	5.90%	5.90%
Range (RA/CV)	94.72%	91.50%
Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Range	12.59%	12.10%
Range (RA/CV)	118.21%	115.00%
Range	7.10%	7.10%
Range (RA/CV)	116.05%	115.40%